Significant Events in the Reporting Period	3 Months Ended
Mar. 31, 2022
Significant Events in the Reporting Period
Significant Events in the Reporting Period

Note 4. Significant Events in the Reporting Period

Impact from COVID-19

The Company is closely monitoring the potential impact of COVID-19 on the 2022 financial results and cash flows and beyond. The Company’s top priority remains the health and safety of its staff and the patients in the studies. The Company maintains compliance with government and health authorities. Additionally, we have adapted the way in which we work to ensure we are doing our part in reducing transmission of COVID-19.

The Company has worked closely with laboratories and investigators to ensure safe continuation and working requirements of our ongoing research activities and human clinical trials. The Company has not experienced a materially negative impact from COVID-19. As of March 31, 2022, the impact of the COVID-19 pandemic continues to unfold. As events continue to evolve and additional information becomes available, our estimates may change materially in the future.

While business travel has been limited, the Company has remained active and effective in the process of raising capital with institutional investors by conducting key meetings on a virtual basis.

Russia’s Invasion of Ukraine

On February 24, 2022, Russia invaded Ukraine creating a global conflict. The resulting conflict and retaliatory measures by the global community have created global security concerns, including the possibility of expanded regional or global conflict, which have had, and are likely to continue to have, short-term and more likely longer-term adverse impacts on Ukraine and Europe and around the globe. Potential ramifications include disruption of the supply chain including research activities and complications with the conduct of ongoing and future clinical trials of our product candidates, including patient enrollment. The Company relies on global networks of contract research organizations and clinical trial sites to enroll patients. Delays in research activities or in the conduct of our clinical trials could increase associated costs and, depending upon the duration of any delays, require us to find alternative suppliers at additional expense. In addition, the conflict between Russia and the Ukraine has had significant ramifications on global financial markets, which may adversely impact our ability to raise capital on favorable terms or at all.

Stock Split

On January 4, 2021, the Company effected the Stock Split resulting in a reduction of the nominal value of the Company’s ordinary shares from DKK 2 to DKK 1.